Related Party Transactions - (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 07, 2015
Energy Capital
Related party transactions
Maximum principal amount available under facility			$ 10.0
Restricted Stock Award
Related party transactions
Restricted stock awarded to board member		398,525
Board Member | Restricted Stock Award
Related party transactions
Restricted stock awarded to board member	398,525
Minimum gross proceeds receivable for vesting of remaining stock under the award	$ 40.0
Board Member | Minimum | Restricted Stock Award
Related party transactions
Valuation percentage	0.75%
Board Member | Maximum | Restricted Stock Award
Related party transactions
Valuation percentage	1.25%
Energy Capital | Energy Capital
Related party transactions
Maximum principal amount available under facility			$ 10.0
Vesting on grant date | Restricted Stock Award
Related party transactions
Vesting percentage		50.00%
Vesting on grant date | Board Member
Related party transactions
Vesting percentage	50.00%